As filed with the Securities and Exchange Commission on March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21334

NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Opportunity Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2010 Schedule of Investments Income Opportunity Fund Inc. (UNAUDITED)

NUMBER OF SHARES			VALUE† ($000's omitted)
Common Stocks (25.8%)
Apartments (2.9%)
18,200	American Campus Communities	467
10,000	AvalonBay Communities	766
46,800	Equity Residential	1,500
2,400	Essex Property Trust	191
		2,924
Diversified (1.1%)
17,324	Vornado Realty Trust	1,121
Diversified Financial Services (0.0%)
2	CIT Group, Inc.	0	*
Health Care (4.0%)
38,600	HCP, Inc.	1,094
12,002	Health Care REIT	516
17,800	Nationwide Health Properties	587
33,600	OMEGA Healthcare Investors	629	È
27,900	Ventas, Inc.	1,177
		4,003
Home Financing (2.4%)
77,200	Annaly Capital Management	1,342
52,700	Starwood Property Trust	1,033
		2,375
Industrial (2.5%)
30,700	AMB Property	737
19,500	EastGroup Properties	746
81,300	ProLogis	1,024
		2,507
Lodging (0.5%)
48,606	Host Hotels & Resorts	515	*
Office (3.9%)
6,300	Boston Properties	409
98,000	Brandywine Realty Trust	1,101
51,800	Highwoods Properties	1,565	È
18,300	SL Green Realty	832	È
		3,907
Real Estate Management & Development (0.8%)
71,300	Brookfield Properties	853
Regional Malls (2.5%)
37,566	Macerich Co.	1,159	È
15,723	Simon Property Group	1,132
5,500	Taubman Centers	174
		2,465
Self Storage (1.8%)
55,400	Extra Space Storage	629
2,700	Public Storage, Depositary Shares	68
31,700	Sovran Self Storage	1,075
		1,772
Shopping Centers (2.5%)
7,700	Federal Realty Investment Trust	496
55,700	Kimco Realty	703
17,800	Regency Centers	596
18,400	Tanger Factory Outlet Centers	705
		2,500

JANUARY 31, 2010 Schedule of Investments Income Opportunity Fund Inc. (UNAUDITED)

NUMBER OF SHARES	VALUE† ($000's omitted)
Specialty (0.9%)
4,000	Digital Realty Trust	192
17,500	Rayonier Inc.	734
		926
Total Common Stocks (Cost $20,475)		25,868
Preferred Stocks (15.9%)
Apartments (1.6%)
65,500	Mid-America Apartment Communities, Ser. H	1,638
Health Care (1.5%)
25,000	Health Care REIT, Ser. D	625
34,000	LTC Properties, Ser. F	831
		1,456
Hybrid (1.2%)
50,000	iStar Financial, Ser. E	550
60,000	iStar Financial, Ser. F	669
		1,219
Lodging (4.3%)
50,000	Ashford Hospitality Trust, Ser. D	904
36,000	Eagle Hospitality Properties Trust	9	*
22,600	Hersha Hospitality Trust, Ser. A	477
15,800	Host Hotels & Resorts, Ser. E	403
77,500	LaSalle Hotel Properties, Ser. B	1,826
28,000	LaSalle Hotel Properties, Ser. D	603
6,000	Strategic Hotels & Resorts, Ser. B	85	*
154,000	W2007 Grace Acquisition I, Ser. B	31	*
		4,338
Office (2.2%)
60,000	DRA CRT Acquisition, Ser. A	810
60,000	Kilroy Realty, Ser. E	1,416
		2,226
Regional Malls (2.5%)
60,000	Glimcher Realty Trust, Ser. F	1,113
61,600	Glimcher Realty Trust, Ser. G	1,084
11,300	Taubman Centers, Ser. G	282
		2,479
Shopping Centers (1.6%)
20,000	Cedar Shopping Centers, Ser. A	495
12,000	Developers Diversified Realty, Ser. I	240
34,000	Tanger Factory Outlet Centers, Ser. C	811
		1,546
Specialty (1.0%)
25,000	Digital Realty Trust, Ser. A	624
16,900	Digital Realty Trust, Ser. B	409
		1,033
Total Preferred Stocks (Cost $24,104)		15,935

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Income Opportunity Fund Inc.
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)
Bank Loan Obligations µ (3.5%)
Airlines (0.7%)
906	United Airlines, Inc., Term Loan B, 2.28%, due 2/1/14	733
Electric - Generation (1.6%)
1,962	Texas Competitive Electric Holdings Co. LLC, Term Loan DD, 3.50%, due 10/10/14	1,606
Media - Cable (0.5%)
449	Cequel Communication LLC, Term Loan B, 6.28%, due 5/5/14	451
Software/Services (0.7%)
189	First Data Corp., Term Loan B1, 2.98%, due 9/24/14	163
668	First Data Corp., Term Loan B2, 3.00%, due 9/24/14	577
		740
	Total Bank Loan Obligations (Cost $2,837)	3,530

Corporate Debt Securities (98.9%)
Airlines (2.2%)
620	American Airlines, Inc., Senior Secured Notes, 10.50%, due 10/15/12	646	ñ
243	American Airlines, Inc., Pass-Through Certificates, Ser. 2009-1A, 10.38%, due 7/2/19	276
505	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	526	ñ
175	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	177	ñ
636	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	549
		2,174
Auto Loans (3.4%)
415	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.00%, due 10/1/13	415
665	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.70%, due 10/1/14	688
2,305	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	2,321
		3,424
Automakers (1.8%)
170	Ford Holdings, Inc., Guaranteed Notes, 9.38%, due 3/1/20	171
705	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	698
275	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	275
655	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	662
		1,806
Banking (9.4%)
388	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/14	347
388	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/15	337
1,426	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	1,227
2,340	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	1,995
260	GMAC LLC, Senior Unsecured Notes, 0.00%, due 12/1/12	205
960	GMAC LLC, Guaranteed Notes, 6.75%, due 12/1/14	934
330	GMAC LLC, Senior Unsecured Notes, 0.00%, due 6/15/15	193
1,990	GMAC LLC, Subordinated Notes, 8.00%, due 12/31/18	1,881
1,800	GMAC LLC, Guaranteed Notes, 8.00%, due 11/1/31	1,723
190	Lloyds Banking Group PLC, Junior Subordinated Notes, 6.66%, due 5/21/37	114	ñµ
265	Lloyds Banking Group PLC, Junior Subordinated Notes, Ser. A, 6.41%, due 10/1/35	154	ñµ
630	Lloyds Banking Group PLC, Junior Subordinated Notes, 6.27%, due 11/14/16	378	ñµ
		9,488
Building & Construction (0.5%)
500	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	526
Building Materials (2.8%)
1,175	Goodman Global Group, Inc., Senior Discount Notes, 0.00%, due 12/15/14	681	ñ
60	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	58
1,015	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	1,033

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Income Opportunity Fund Inc. cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)

455	Ply Gem Industries, Inc., Senior Subordinated Notes, 13.13%, due 7/15/14	455	ñ
560	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	594	ñ
		2,821
Chemicals (2.6%)
335	Huntsman Int'l LLC, Guaranteed Notes, 7.88%, due 11/15/14	323
1,140	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	1,151	ñ
971	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	1,088	ñ
		2,562
Consumer/Commercial/Lease Financing (3.8%)
550	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. H, 5.38%, due 10/1/12	455
1,840	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	1,502
720	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	513
1,800	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	1,313
		3,783
Department Stores (1.1%)
365	Macy's Retail Holdings, Inc., Guaranteed Unsecured Notes, 7.00%, due 2/15/28	334
585	Macy's Retail Holdings, Inc., Guaranteed Senior Notes, 6.90%, due 4/1/29	535
245	Macy's Retail Holdings, Inc., Guaranteed Notes, 6.38%, due 3/15/37	216
		1,085
Diversified Capital Goods (0.2%)
270	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	243

Electric - Generation (6.9%)
1,425	Dynegy-Roseton/Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	1,411
450	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	355
495	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	384
1,640	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	1,205
2,400	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	1,764
200	Energy Future Holdings Corp., Senior Secured Notes, 10.00%, due 1/15/20	205	ñ
183	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	184
565	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	562
865	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	860
		6,930
Electronics (1.1%)
360	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	362	ñ
795	NXP BV Funding LLC, Senior Secured Notes, 7.88%, due 10/15/14	707
		1,069
Energy - Exploration & Production (1.9%)
210	Atlas Energy Operating Co. LLC, Guaranteed Notes, 10.75%, due 2/1/18	231
370	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	403
785	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16	773
150	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	149
380	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	379
		1,935
Food & Drug Retailers (1.6%)
245	Ingles Markets, Inc., Senior Unsecured Notes, 8.88%, due 5/15/17	254
405	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	433
575	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	607
280	Rite Aid Corp., Senior Secured Notes, 10.25%, due 10/15/19	296	ñ
		1,590
Forestry/Paper (0.8%)
735	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	812	ñ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Income Opportunity Fund Inc. cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)
Gaming (6.6%)
805	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/15/15	922	ñ
530	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	325
1,855	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	1,535
265	MGM Mirage, Inc., Guaranteed Notes, 6.75%, due 4/1/13	241
275	MGM Mirage, Inc., Senior Secured Notes, 10.38%, due 5/15/14	302	ñ
380	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	317	È
470	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	529	ñ
330	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	335	ñ
375	Peninsula Gaming LLC, Senior Unsecured Notes, 10.75%, due 8/15/17	382	ñ
1,165	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	1,216	ñ
355	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	339	ñ
285	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15	225	ñ
		6,668
Gas Distribution (8.3%)
410	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	415
1,875	El Paso Energy Corp., Medium-Term Notes, 7.80%, due 8/1/31	1,864
776	Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	764
425	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	426
85	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	84
620	Ferrellgas Partners L.P., Senior Notes, 9.13%, due 10/1/17	659	ñ
535	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 6.88%, due 11/1/14	524
845	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	879
317	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	331
2,750	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	2,430
		8,376
Health Facilities (3.7%)
175	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	159
280	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	258
95	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	80
145	HCA, Inc., Secured Notes, 9.13%, due 11/15/14	151
1,275	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	1,345
175	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	185	ñ
1,993	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 6.63%, due 3/15/10	1,505	ñµ
		3,683
Health Services (1.2%)
1,315	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	1,216
Hotels (0.4%)

410	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	401

Machinery (0.2%)
165	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	158

Media - Broadcast (4.9%)
490	Allbritton Communications Co., Senior Subordinated Notes, 7.75%, due 12/15/12	486
320	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.00%, due 3/15/12	263	È
340	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	255
345	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	207
600	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	450
715	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	672
750	Sinclair Television Group, Inc., Senior Secured Notes, 9.25%, due 11/1/17	773	ñ
265	Sirius XM Radio, Inc., Senior Unsecured Notes, 9.63%, due 8/1/13	270	È
701	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	617	ñ
405	Univision Communications, Inc., Senior Secured Notes, 12.00%, due 7/1/14	437	ñ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Income Opportunity Fund Inc. cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)
370	XM Satellite Radio, Inc., Senior Secured Notes, 11.25%, due 6/15/13	396	ñ
50	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	55	ñ
		4,881
Media - Cable (2.0%)
765	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	790
570	UPC Holding BV, Senior Secured Notes, 9.88%, due 4/15/18	603	ñ
320	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	318
45	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	49
160	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	172	ñ
105	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	109
		2,041
Media - Services (2.2%)
325	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	364
780	Nielsen Finance LLC, Guaranteed Notes, Step Up, 0.00%/12.50%, due 8/1/16	714	^^
340	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	376
190	WMG Acquisition Corp., Guaranteed Notes, 7.38%, due 4/15/14	184
545	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	584	ñ
		2,222
Metals/Mining Excluding Steel (1.2%)
220	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	234	ñ
990	Arch Western Finance Corp., Guaranteed Notes, 6.75%, due 7/1/13	980
		1,214
Multi - Line Insurance (0.6%)
850	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/38	572	µ
Packaging (0.3%)
225	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	234
100	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	101
		335
Printing & Publishing (1.4%)
215	Gannett Co., Inc., Guaranteed Notes, 8.75%, due 11/15/14	224	ñ
565	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	593	ñ
620	TL Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	600	ñ
		1,417
Real Estate Dev. & Mgt. (1.2%)
1,370	Realogy Corp., Guaranteed Notes, 10.50%, due 4/15/14	1,165
REITs (1.1%)
785	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	762
205	Ventas Realty L.P., Guaranteed Notes, Ser. 1, 6.50%, due 6/1/16	199
130	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	127
		1,088
Restaurants (0.2%)
180	OSI Restaurant Partners, Inc., Guaranteed Notes, 10.00%, due 6/15/15	171	È
Software/Services (4.0%)
220	Ceridian Corp., Senior Unsecured Notes, 11.25%, due 11/15/15	215
783	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	759
1,943	First Data Corp., Guaranteed Notes, 10.55%, due 9/24/15	1,652
400	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	435
905	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	939
		4,000
Specialty Retail (0.8%)
735	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	814	ñ

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Income Opportunity Fund Inc. cont'd
(UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)
Steel Producers/Products (1.2%)
1,090	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	1,079
205	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	174
		1,253
Support - Services (4.1%)
950	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	974
115	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	118
335	Hertz Corp., Guaranteed Notes, 10.50%, due 1/1/16	351
295	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	283	ñ
890	RSC Equipment Rental, Inc., Senior Notes, 10.25%, due 11/15/19	923	ñÈ
675	United Rentals N.A., Inc., Guaranteed Notes, 7.75%, due 11/15/13	657	È
740	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	808
		4,114
Telecom - Integrated/Services (7.4%)
1,460	Citizens Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	1,446
305	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	287
640	GCI, Inc., Senior Notes, 8.63%, due 11/15/19	662	ñ
425	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	431
325	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	332	ñ
310	Intelsat Ltd., Senior Unsecured Notes, 6.50%, due 11/1/13	293
290	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.88%, due 1/15/15	297
35	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	36	ñ
215	Intelsat Subsidiary Holdings Co., Ltd., Guaranteed Notes, 8.50%, due 1/15/13	217
555	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	501
350	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	327	ñ
535	PAETEC Holding Corp., Guaranteed Notes, 8.88%, due 6/30/17	541
400	Qwest Corp., Senior Unsecured Notes, 7.88%, due 9/1/11	419
610	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	668
355	US West Capital Funding, Inc., Guaranteed Unsecured Notes, 6.88%, due 7/15/28	305
255	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	268
260	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	267
135	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	126
		7,423
Telecom - Wireless (5.8%)
1,350	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	1,357	ñ
520	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	523	È
1,260	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	1,268	È
445	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	415
2,315	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	1,817
385	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 11.00%, due 11/1/15	430
		5,810
	Total Corporate Debt Securities (Cost $92,096)	99,270

NUMBER OF SHARES
Short-Term Investments (7.0%)
6,211,829	Neuberger Berman Securities Lending Quality Fund, LLC	6,336	‡
744,291	State Street Institutional Liquid Reserves Fund Institutional Class	744

	Total Short-Term Investments (Cost $7,080)	7,080

	Total Investments (151.1%) (Cost $146,592)	151,683	##
	Liabilities, less cash, receivables and other assets [(36.3%)]	(36,407)
	Liquidation Value of Perpetual Preferred Shares [(14.8%)]	(14,875)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$100,401

See Notes to Schedule of Investments

January 31, 2010 (Unaudited)

Notes to Schedule of Investments

†
The value of investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the “Fund”) is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from an independent pricing service based on the latest sale price when that price is readily available.  Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.  If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers.  The value of investments in debt securities are determined daily by Management by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Management has developed a process to periodically review information provided by independent pricing services. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” investments held by the Fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market are considered in determining the value of the Fund’s investments, some of which are discussed above. Significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in such investments.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of January 31, 2010:

Asset Valuation Inputs
(000’s omitted) Investments:	Level 1	Level 2	Level 3§	Total
Common Stocks
Apartments	$2,924	$—	$—	$2,924
Diversified	1,121	—	—	1,121
Diversified Financial Services	0	—	—	0
Health Care	4,003	—	—	4,003
Home Financing	2,375	—	—	2,375
Industrial	2,507	—	—	2,507
Lodging	515	—	—	515
Office	3,907	—	—	3,907
Real Estate Management & Development	853	—	—	853
Regional Malls	2,465	—	—	2,465
Self Storage	1,772	—	—	1,772
Shopping Centers	2,500	—	—	2,500
Specialty	926	—	—	926
Total Common Stocks	25,868	—	—	25,868
Preferred Stocks
Apartments	—	1,638	—	1,638
Health Care	831	625	—	1,456
Hybrid	1,219	—	—	1,219
Lodging	3,394	944	—	4,338
Office	1,416	810	—	2,226
Regional Malls	2,479	—	—	2,479
Shopping Centers	1,306	240	—	1,546
Specialty	1,033	—	—	1,033
Total Preferred Stocks	11,678	4,257	—	15,935
Bank Loan Obligations
Airlines	—	733	—	733
Electric - Generation	—	1,606	—	1,606
Media - Cable	—	451	—	451
Software/Services	—	740	—	740
Total Bank Loan Obligations	—	3,530	—	3,530
Corporate Debt Securities
Airlines	—	1,349	825	2,174
Auto Loans	—	3,424	—	3,424
Automakers	—	1,806	—	1,806

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Banking	—	9,488	—	9,488
Building & Construction	—	526	—	526
Building Materials	—	2,821	—	2,821
Chemicals	—	2,562	—	2,562
Consumer/Commercial/Lease Financing	—	3,783	—	3,783
Department Stores	—	1,085	—	1,085
Diversified Capital Goods	—	243	—	243
Electric - Generation	—	6,930	—	6,930
Electronics	—	1,069	—	1,069
Energy - Exploration & Production	—	1,935	—	1,935
Food & Drug Retailers	—	1,590	—	1,590
Forestry/Paper	—	812	—	812
Gaming	—	6,668	—	6,668
Gas Distribution	—	8,376	—	8,376
Health Facilities	—	3,683	—	3,683
Health Services	—	1,216	—	1,216
Hotels	—	401	—	401
Machinery	—	158	—	158
Media - Broadcast	—	4,881	—	4,881
Media - Cable	—	2,041	—	2,041
Media - Services	—	2,222	—	2,222
Metals/Mining Excluding Steel	—	1,214	—	1,214
Multi - Line Insurance	—	572	—	572
Packaging	—	335	—	335
Printing & Publishing	—	1,417	—	1,417
Real Estate Dev. & Mgt.	—	1,165	—	1,165
REITs	—	1,088	—	1,088
Restaurants	—	171	—	171
Software/Services	—	4,000	—	4,000
Specialty Retail	—	814	—	814
Steel Producers/Products	—	1,253	—	1,253
Support - Services	—	4,114	—	4,114
Telecom - Integrated/Services	—	7,423	—	7,423
Telecom - Wireless	—	5,810	—	5,810
Total Corporate Debt Securities	—	98,445	825	99,270
Short-Term Investments	—	7,080	—	7,080
Total Investments	$37,546	$113,312	$825	$151,683

§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted) Investments in Securities:	Beginning balance, as of 11/1/09	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 1/31/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/10
Corporate Debt
Securities
Airlines	$1,572	$15	$14	$(1,043)	$267	$825	$(3)

##
At January 31, 2010, the cost of investments for U.S. federal income tax purposes was $147,098,000. Gross unrealized appreciation of investments was $14,494,000 and gross unrealized depreciation of investments was $9,909,000, resulting in net unrealized appreciation of $4,585,000 based on cost for U.S. federal income tax purposes.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

È	All or a portion of this security is on loan.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund.

ñ
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At January 31, 2010, these securities amounted to approximately $24,260,000 or 24.2% of net assets applicable to common shareholders.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2010.

^^	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

*	Security did not produce income during the last twelve months.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.

By:	/s/ Robert Conti
Chief Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Chief Executive Officer

Date: March 31, 2010

By:	/s/ John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2010